Credit risk - Provisions for loan commitment and financial guarantees (Details) - ECL movement on loan commitments and other financial guarantees £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	£ 10
Net transfers between stages	0
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Limit management and final repayments	(3)
Ending balance	12
Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	113,785
Net transfers between stages	0
Business activity in the year	6,049
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,712
Limit management and final repayments	(4,686)
Disposals	(23,657)
Ending balance	93,203
Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	3,445
Net transfers between stages	0
Business activity in the year	449
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	331
Limit management and final repayments	(595)
Ending balance	3,630
Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	242,584
Net transfers between stages	0
Business activity in the year	34,026
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,835
Limit management and final repayments	(34,059)
Disposals	(151)
Ending balance	254,235
Impairment allowance | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Impairment allowance | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(37)
Net transfers between stages	0
Business activity in the year	(6)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Limit management and final repayments	5
Disposals	0
Ending balance	(43)
Impairment allowance | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(1)
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	(1)
Impairment allowance | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(360)
Net transfers between stages	0
Business activity in the year	(42)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(11)
Limit management and final repayments	47
Disposals	0
Ending balance	(366)
Stage 1 | Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	10
Net transfers between stages	0
Business activity in the year	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4
Limit management and final repayments	(3)
Ending balance	12
Stage 1 | Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	112,879
Net transfers between stages	(1,033)
Business activity in the year	6,021
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,580
Limit management and final repayments	(4,635)
Disposals	(23,511)
Ending balance	92,301
Stage 1 | Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	3,317
Net transfers between stages	24
Business activity in the year	449
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	329
Limit management and final repayments	(591)
Ending balance	3,528
Stage 1 | Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	228,619
Net transfers between stages	(582)
Business activity in the year	33,302
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,926
Limit management and final repayments	(32,458)
Disposals	(86)
Ending balance	240,721
Stage 1 | Impairment allowance | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Stage 1 | Impairment allowance | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(26)
Net transfers between stages	(5)
Business activity in the year	(5)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	3
Disposals	0
Ending balance	(33)
Stage 1 | Impairment allowance | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(1)
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	(1)
Stage 1 | Impairment allowance | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(104)
Net transfers between stages	(4)
Business activity in the year	(15)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3
Limit management and final repayments	13
Disposals	0
Ending balance	(107)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	906
Net transfers between stages	1,033
Business activity in the year	28
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(868)
Limit management and final repayments	(51)
Disposals	(146)
Ending balance	902
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	116
Net transfers between stages	(33)
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5
Limit management and final repayments	(4)
Ending balance	84
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	13,296
Net transfers between stages	507
Business activity in the year	719
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(130)
Limit management and final repayments	(1,512)
Disposals	(65)
Ending balance	12,815
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(11)
Net transfers between stages	5
Business activity in the year	(1)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5)
Limit management and final repayments	2
Disposals	0
Ending balance	(10)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(223)
Net transfers between stages	4
Business activity in the year	(27)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(8)
Limit management and final repayments	33
Disposals	0
Ending balance	(221)
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	12
Net transfers between stages	9
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3)
Limit management and final repayments	0
Ending balance	18
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	669
Net transfers between stages	75
Business activity in the year	5
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	39
Limit management and final repayments	(89)
Disposals	0
Ending balance	699
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail mortgages
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail credit cards
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Disposals	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Retail other
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0
Limit management and final repayments	0
Ending balance	0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Corporate loans
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts [abstract]
Opening balance	(33)
Net transfers between stages
Business activity in the year	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6)
Limit management and final repayments	1
Disposals	0
Ending balance	£ (38)